Average Annual Total Returns{- Fidelity® Treasury Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Daily Money Combo PRO-11 - Fidelity® Treasury Money Market Fund - Fidelity Treasury Money Market Fund-Daily Money Class - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	1.56%	0.60%	0.31%